Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 24, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Organization and Summary of Significant Accounting Policies [Textual]
Ownership percentage of the company		65.00%
Net income attributable to noncontrolling interests		$ 2	$ 51
Allowance for doubtful accounts		0		$ 2
Related party receivable
Accumulated deficit		(38,810)		$ (36,587)
Recurring losses		(2,223)	$ (3,018)	10,502	$ 14,135
Working capital		5,442		$ 2,153
Reverse merger transaction	$ 6,725	9,555
Net license fee		$ 77
Pioneer [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Holding interest of the company		100.00%
Intelleflex [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Holding interest of the company		100.00%
Eco3D [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Holding interest of the company		65.00%
Magnolia Solar [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Holding interest of the company		100.00%
Executive of Eco3D [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Percentage of non-controlling interests		35.00%